CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' EQUITY YEAR ENDED DECEMBER 31, 2023 - Block 40 L L C 2023 [Member] - USD ($)	H C C Priority Interest [Member]	Preferred Class B Units [Member]	Subscription Receivable [Member]	Class A Members [Member]	Retained Earnings [Member]
Balance - December 31, 2023 at Dec. 31, 2022	$ 26,900,000	$ 40,100,707	$ (1,444,170)	$ 6,436,893	$ (11,882,784)
Class B Units issued		3,200,000	(663,950)
Net loss					(16,148,631)
Balance - December 31, 2024 at Dec. 31, 2023	26,900,000	43,300,707	(2,108,120)	6,436,893	(28,031,415)
Balance - December 31, 2023 at Dec. 31, 2023	26,900,000	43,300,707	(2,108,120)	6,436,893	(28,031,415)
Balance - December 31, 2023 at Dec. 31, 2023	$ 26,900,000	$ 43,300,707	$ (2,108,120)	$ 6,436,893	$ (28,031,415)